[JANUS LOGO]

                             JANUS BALANCED FUND

                                   PROSPECTUS

                                             FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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

TABLE OF CONTENTS
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
                RISK/RETURN SUMMARY
                   Janus Balanced Fund..........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   35
                FINANCIAL HIGHLIGHTS.............. .............   37
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   38
                   Futures, options and other derivatives.......   41
                   Other investments, strategies and/or
                   techniques...................................   42


                                               Janus Balanced Fund prospectus  1

RISK/RETURN SUMMARY
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JANUS BALANCED FUND

               Janus Balanced Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS BALANCED FUND seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

 2 Janus Balanced Fund prospectus

               The Fund will normally invest at least 25% of its assets in fixed-income securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The income component of the Fund's portfolio includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                               Janus Balanced Fund prospectus  3
               the following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS BALANCED FUND

               Annual returns for periods ended 12/31

               10.56%   0.02%   27.31%   15.30%  21.81%   31.20%   23.51%   (2.16%)
               1993     1994    1995     1996    1997     1998     1999     2000

               Best Quarter:  4th - 1998  18.75%  Worst Quarter:  3rd - 1998  (4.49%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                            Since Inception
                                                         1 year   5 years      (9/1/92)
                Janus Balanced Fund                      (2.16%)   17.36%        16.33%
                S&P 500 Index*                           (9.10%)   18.33%        17.30%
                Lehman Brothers Gov't/Corp Bond Index+   11.85%     6.24%         6.97%
                                                          ---------------------------------

               * The S&P 500 is the Standard & Poor's Composite Index of 500
                 Stocks, a widely recognized, unmanaged index of common stock prices.

               + Lehman Brothers Gov't/Corp Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Balanced Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.

                                              Management     Other        Total Annual Fund
                                                Fee(1)      Expenses     Operating Expenses
    Janus Balanced Fund                         0.65%        0.22%              0.87%

   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
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   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 Year     3 Years    5 Years    10 Years
                                              -----------------------------------------
    Janus Balanced Fund                        $ 89       $278       $482       $1,073

                                               Janus Balanced Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Balanced Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Fund normally invests at least 25% of its assets in fixed-income securities.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest a significant portion of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               The Fund may emphasize some degree of income. The portfolio manager may also consider dividend-paying characteristics to a greater degree in selecting common stock.

 6 Janus Balanced Fund prospectus

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?

               The Fund shifts assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the growth component.

                                               Janus Balanced Fund prospectus  7

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND'S
   PORTFOLIO?

               The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND'S
   PORTFOLIO?

               The income component of the Fund will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the

 8 Janus Balanced Fund prospectus

               Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests in domestic and foreign equity securities, with a degree of emphasis on income. Such securities may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain

                                               Janus Balanced Fund prospectus  9
               restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of

 10 Janus Balanced Fund prospectus
               short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest a significant portion of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues

                                              Janus Balanced Fund prospectus  11
               other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

3. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

 12 Janus Balanced Fund prospectus

4. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                              Janus Balanced Fund prospectus  13

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
                                  [JANUS LOGO]

                             JANUS BALANCED FUND
                             SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Education IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

                                                        Shareholder's manual  25

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 26 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  27

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 28 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  29
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                              Janus Balanced Fund prospectus  31

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Balanced Fund and Janus Equity Income Fund. Ms. Reidy joined Janus Capital in 1995 as a research analyst. Ms.
                   Reidy holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

 32 Janus Balanced Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                              Janus Balanced Fund prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends for the Fund are normally declared and paid in March, June, September and December. Capital gains for the Fund are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Balanced Fund declared a dividend in the amount of $0.25 per share. If Janus Balanced Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 34 Janus Balanced Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                              Janus Balanced Fund prospectus  35

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 36 Janus Balanced Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS BALANCED FUND
-------------------------------------------------------------------------------------
                                                            Years ended October 31st
                                                  2000     1999      1998      1997      1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD        $21.79    $17.22    $16.73    $15.20    $13.72
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                         0.61      0.42      0.33      0.36      0.33
  3. Net gains or (losses) on securities (both
     realized and unrealized)                      1.33      4.69      2.00      2.88      2.22
  4. Total from investment operations              1.94      5.11      2.33      3.24      2.55
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)      (0.58)    (0.43)    (0.35)    (0.36)    (0.26)
  6. Dividends (in excess of net investment
     income)                                         --        --        --        --        --
  7. Distributions (from capital gains)          (0.32)    (0.11)    (1.49)    (1.35)    (0.81)
  8. Total distributions                         (0.90)    (0.54)    (1.84)    (1.71)    (1.07)
  9. NET ASSET VALUE, END OF PERIOD              $22.83    $21.79    $17.22    $16.73    $15.20
 10. Total return                                 8.93%    29.89%    15.48%    23.38%    19.39%
 11. Net assets, end of period (in millions)     $4,773    $2,930      $830      $360      $207
 12. Average net assets for the period (in
     millions)                                   $4,072    $1,954      $537      $283      $159
 13. Ratio of gross expenses to average net
     assets                                       0.87%     0.92%     1.03%     1.12%     1.23%
 14. Ratio of net expenses to average net
     assets                                       0.85%     0.91%     1.01%     1.10%     1.21%
 15. Ratio of net investment income/(loss) to
     average net assets                           2.92%     2.37%     2.34%     2.63%     2.35%
 16. Portfolio turnover rate                        87%       64%       73%      139%      151%
-----------------------------------------------------------------------------------------------

                                              Janus Balanced Fund prospectus  37

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 38 Janus Balanced Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                              Janus Balanced Fund prospectus  39
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 40 Janus Balanced Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                              Janus Balanced Fund prospectus  41
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 42 Janus Balanced Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                              Janus Balanced Fund prospectus  43

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 44

                       This page intentionally left blank

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETBAL

                                     [JANUS LOGO]

                                 JANUS EQUITY
                                 INCOME FUND

                                     PROSPECTUS

                                         FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Equity Income Fund.....................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   18
                   Minimum investments..........................   19
                   Types of account ownership...................   19
                   To open an account or buy shares.............   22
                   To exchange shares...........................   23
                   To sell shares...............................   23
                   Shareholder services and account policies....   29
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Distribution options.........................   37
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   41
                   Futures, options and other derivatives.......   44
                   Other investments, strategies and/or
                   techniques...................................   45


                                          Janus Equity Income Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS EQUITY INCOME FUND

               Janus Equity Income Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who desire a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS EQUITY INCOME FUND seeks current income and long-term growth of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund normally emphasizes investments in common stocks, and growth potential is a significant investment consideration.

 2 Janus Equity Income Fund prospectus

               Normally, it invests at least 65% of its invested assets in income-producing equity securities.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The income component of the Fund's portfolio includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                          Janus Equity Income Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS EQUITY INCOME FUND

               Annual returns for periods ended 12/31

                                               31.08%  40.05%  38.50%  (7.15%)
                                                1997    1998    1999    2000

               Best Quarter:  4th - 1998  26.34%  Worst Quarter:  3rd - 1998  (8.06%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                          Since Inception
                                                                  1 year      (6/28/96)
                Janus Equity Income Fund                          (7.15%)       24.93%
                S&P 500 Index++                                   (9.10%)       18.01%
                                                                 ------------------------

               ++ The S&P 500 is the Standard & Poor's Composite Index of 500
                  Stocks, a widely recognized, unmanaged index of common stock prices.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Equity Income Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.

                                             Management     Other        Total Annual Fund
                                               Fee(1)      Expenses     Operating Expenses
    Janus Equity Income Fund                   0.65%        0.30%              0.95%

   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                              --------------------------------------
    Janus Equity Income Fund                  $ 97       $303       $526       $1,166

                                          Janus Equity Income Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Equity Income Fund seeks current income and long-term growth of capital. It pursues its objective by normally emphasizing investments in common stocks, and growth potential is a significant investment consideration. The Fund tries to provide a lower level of volatility than the S&P 500 Index. Normally, it invests at least 65% of its invested assets in income-producing equity securities including common and preferred stocks, warrants and securities that are convertible to common or preferred stocks.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that she seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

               The Fund may emphasize some degree of income. The portfolio manager may also consider dividend-paying characteristics to a greater degree in selecting common stock.

 6 Janus Equity Income Fund prospectus

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet her selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

4. HOW DOES THE FUND TRY TO LIMIT PORTFOLIO VOLATILITY?

               The Fund seeks to provide a lower level of volatility than the stock market at large, as measured by the S&P 500 Index. The lower volatility sought by the Fund is expected to result primarily from investments in dividend-paying common stocks and other equity securities characterized by relatively greater price stability. The greater price stability sought by the Fund may be characteristic of companies that generate above average free cash flows. A company may use free cash flows for a number of purposes including commencing or increasing dividend payments, repurchasing its own stock or retiring outstanding debt. The portfolio manager also considers growth potential in selecting the Fund's

                                          Janus Equity Income Fund prospectus  7
               securities and may hold securities selected solely for their growth potential.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND'S
   PORTFOLIO?

               The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND'S
   PORTFOLIO?

               The income component of the Fund will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when she is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has

 8 Janus Equity Income Fund prospectus
               committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests in domestic and foreign equity securities with a degree of emphasis on income. Such securities may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities").

                                          Janus Equity Income Fund prospectus  9

               Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously

 10 Janus Equity Income Fund prospectus
               purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest a significant portion of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues

                                         Janus Equity Income Fund prospectus  11
               other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

 12 Janus Equity Income Fund prospectus

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

3. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

4. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition

                                         Janus Equity Income Fund prospectus  13
               from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Equity Income Fund prospectus

                       This page intentionally left blank

                                         Janus Equity Income Fund prospectus  15

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                              JANUS EQUITY
                              INCOME FUND

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Education IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 18 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  19

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 20 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  21

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction you may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 22 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to         Note: Also refer to the "Payment of
          the "Exchange Policies" sec-                 Redemption Proceeds" section of
          tion of this manual.                         this manual for more
                                                       information.

                                                        Shareholder's manual  23

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 24 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  25
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Funds does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 26 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

                                                        Shareholder's manual  27

               - the name(s) on the account

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 28 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  29

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 30 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  31
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available on janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 32 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.66% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                         Janus Equity Income Fund prospectus  33

PORTFOLIO MANAGER

KAREN L. REIDY
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Equity Income Fund and Janus Balanced Fund. Ms. Reidy joined Janus Capital in 1995 as a research analyst. Ms.
                   Reidy holds an undergraduate degree in Accounting from the University of Colorado. Ms. Reidy has earned the right to use the Chartered Financial Analyst designation.

 34 Janus Equity Income Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                         Janus Equity Income Fund prospectus  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends for the Fund are normally declared and paid in March, June, September and December. Capital gains for the Fund are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Equity Income Fund declared a dividend in the amount of $0.25 per share. If Janus Equity Income Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax

 36 Janus Equity Income Fund prospectus
               purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                         Janus Equity Income Fund prospectus  37

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Equity Income Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for each fiscal period shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

                                         Janus Equity Income Fund prospectus  39

JANUS EQUITY INCOME FUND
---------------------------------------------------------------------------------------------
                                                          PERIODS ENDED OCTOBER 31ST
                                                   2000     1999     1998     1997    1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD         $22.57   $15.59   $13.98   $11.29   $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                          0.15     0.14     0.05     0.09     0.07
  3. Net gains or (losses) on securities (both
     realized and unrealized)                       2.25     7.17     2.47     3.11     1.25
  4. Total from investment operations               2.40     7.31     2.52     3.20     1.32
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)       (0.14)   (0.15)   (0.03)   (0.12)   (0.03)
  6. Dividends (in excess of net investment
     income)                                          --       --       --       --       --
  7. Distributions (from capital gains)           (0.58)   (0.18)   (0.88)   (0.39)       --
  8. Total distributions                          (0.72)   (0.33)   (0.91)   (0.51)   (0.03)
  9. NET ASSET VALUE, END OF PERIOD               $24.25   $22.57   $15.59   $13.98   $11.29
 10. Total return*                                10.65%   47.22%   19.21%   29.46%   13.20%
 11. Net assets, end of period (in millions)      $1,027     $781     $201      $74      $30
 12. Average net assets for the period (in
     millions)                                    $1,019     $571     $134      $46      $21
 13. Ratio of gross expenses to average net
     assets**                                      0.95%    1.02%    1.21%    1.48%    1.79%
 14. Ratio of net expenses to average net
     assets**                                      0.93%    1.01%    1.18%    1.45%    1.71%
 15. Ratio of net investment income/(loss) to
     average net assets**                          0.65%    0.81%    0.41%    0.62%    3.09%
 16. Portfolio turnover rate**                      116%      81%     101%     180%     325%
---------------------------------------------------------------------------------------------

(1) Fiscal period from June 29, 1996 (inception) to October 31, 1996.
 * Total return is not annualized for periods of less than one full year. ** Annualized for periods of less than one full year.

 40 Janus Equity Income Fund prospectus

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

                                         Janus Equity Income Fund prospectus  41
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

 42 Janus Equity Income Fund prospectus
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

                                         Janus Equity Income Fund prospectus  43
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

 44 Janus Equity Income Fund prospectus
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

                                         Janus Equity Income Fund prospectus  45
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

 46 Janus Equity Income Fund prospectus
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

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETEQINC

                                   [JANUS LOGO]

                                JANUS FLEXIBLE
                                INCOME FUND

                                   PROSPECTUS

                                            FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Flexible Income Fund...................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and
                   principal investment strategies..............    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   16
                   Minimum investments..........................   17
                   Types of account ownership...................   17
                   To open an account or buy shares.............   20
                   To exchange shares...........................   21
                   To sell shares...............................   21
                   Shareholder services and account policies....   27
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   31
                   Management expenses..........................   31
                   Portfolio manager............................   32
                OTHER INFORMATION............... ...............   33
                DISTRIBUTIONS AND TAXES
                   Distributions................................   34
                   Distribution options.........................   35
                   Taxes........................................   36
                FINANCIAL HIGHLIGHTS.............. .............   38
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   40
                   Futures, options and other derivatives.......   45
                   Other investments, strategies and
                   techniques...................................   46
                RATING CATEGORIES
                   Explanation of rating categories.............   48


                                        Janus Flexible Income Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS FLEXIBLE INCOME FUND

               Janus Flexible Income Fund (the "Fund") is designed for long-term investors.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

--------------------------------------------------------------------------------

               JANUS FLEXIBLE INCOME FUND seeks to obtain maximum total return, consistent with preservation of capital.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.

               The Fund invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds.

 2 Janus Flexible Income Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

               The Fund invests in a variety of income-producing securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Fund is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with the Fund.

               The Fund may invest an unlimited amount of its assets in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                        Janus Flexible Income Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS FLEXIBLE INCOME FUND

               Annual returns for periods ended 12/31

               25.98%  11.85%  15.70%  (2.92%)  21.15%   6.88%   11.43%   8.84%   0.46%   4.89%
               1991    1992    1993     1994    1995     1996    1997     1998    1999    2000

               Best Quarter:  1st - 1991   8.17%  Worst Quarter:  2nd - 1994  (1.49%)

                          Average annual total return for periods ended 12/31/00
                         -------------------------------------------------------

                                                                                 Since Inception
                                                  1 year   5 years   10 years       (7/7/87)
                Janus Flexible Income Fund         4.89%    6.39%     10.08%          8.35%
                Lehman Brothers Gov't/Corp
                  Bond Index*                     11.85%    6.24%      8.00%          8.35%
                                              ----------------------------------------

                * Lehman Brothers Gov't/Corp Bond Index is composed of all bonds that are of investment grade with at least one year until maturity.

               Call the Janus XpressLine(TM) at 1-888-979-7737 to obtain the Fund's yield.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Flexible Income Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2000.

                                                                        Janus
                                                                 Flexible Income Fund
                  Management Fee                                         0.58%
                  Other Expenses                                         0.23%
                  Total Annual Fund Operating Expenses                   0.81%

               -----------------------------------------------------------------
                 EXAMPLE:
                 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 Year    3 Years    5 Years    10 Years
                                                ----------------------------------------
                  Janus Flexible Income Fund     $ 83      $259       $450       $1,002

                                        Janus Flexible Income Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, much of the Fund's assets may be in cash or similar investments.

               Janus Flexible Income Fund seeks to obtain maximum total return, consistent with preservation of capital. It pursues its objective by primarily investing in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Fund will invest at least 80% of its assets in income-producing securities. The Fund may own an unlimited amount of high-yield/high-risk bonds. This Fund generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

 6 Janus Flexible Income Fund prospectus

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of a portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the

                                        Janus Flexible Income Fund prospectus  7
               coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in bond and other fixed income securities. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund

 8 Janus Flexible Income Fund prospectus
               remained more fully invested in bonds and other fixed-income securities.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in fixed-income securities, which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. The Fund may also invest to a lesser degree in other types of domestic and foreign securities. These securities (which are described in the Glossary) may include:

               - common stocks

               - mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a

                                        Janus Flexible Income Fund prospectus  9
               foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction

 10 Janus Flexible Income Fund prospectus
               costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

                                       Janus Flexible Income Fund prospectus  11

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependant on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Because the Fund may invest a significant portion of its portfolio in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Fund's performance may depend on issues

 12 Janus Flexible Income Fund prospectus
               other than the performance of a particular company. These issues include:

               - currency risk

               - political and economic risk

               - regulatory risk

               - market risk

               - transaction costs

               These risks are described in the SAI.

                                       Janus Flexible Income Fund prospectus  13

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                              JANUS FLEXIBLE
                              INCOME FUND

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Education IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821
* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 16 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  17

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 18 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  19

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 20 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
    -------------------------------------        -------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
                                                 Note: Also refer to the "Payment of
    Note: For more information, refer to               Redemption Proceeds" section of
          the "Exchange Policies" section              this manual for more
          of this manual.                              information.

                                                        Shareholder's manual  21

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 22 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  23
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 24 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, requests for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - your daytime telephone number

                                                        Shareholder's manual  25

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the

 26 Shareholder's manual

               NYSE is open ("business day"). The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE.

               The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are

                                                        Shareholder's manual  27
               subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested. If you wish to change your distribution, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of records.

 28 Shareholder's manual

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In

                                                        Shareholder's manual  29
               addition, the Funds will send you an immediate transaction confirmation statement after every non-systematic transaction. Dividend information will be confirmed quarterly.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is know as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 30 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital. The Fund pays all of its expenses not assumed by Janus Capital, including auditing fees and independent Trustees' fees and expenses.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.58% (net of any fee waivers) based upon the Fund's average daily net assets. Janus Capital has agreed to waive a portion of its management fee for the Fund by the amount, if any, that the Fund's normal operating expenses in any Fiscal year exceed 1.00% of the Fund's average daily net assets. Janus Capital has agreed to continue such waiver until at least the next annual renewal of the advisory agreement. You will be notified of any change in this limit.

                                       Janus Flexible Income Fund prospectus  31

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO MANAGER

RONALD V. SPEAKER
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Flexible Income Fund, which he has managed or co-managed since December 1991. He served as a Co-Manager of Janus High-Yield Fund from inception to February 1998 and as a Portfolio Manager of Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund from their inception through December 1995. Mr. Speaker holds a Bachelor of Arts degree in Finance from the University of Colorado. Mr. Speaker has earned the right to use the Chartered Financial
                   Analyst designation.

                   In January 1997, Mr. Speaker settled an SEC administrative action involving two personal trades made by him in January of 1993. Without admitting or denying the allegations, Mr. Speaker agreed to civil money penalty, disgorgement, and interest payments totaling $37,199 and to a 90-day suspension which ended on April 25, 1997.

 32 Janus Flexible Income Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                       Janus Flexible Income Fund prospectus  33

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

               Income dividends for the Fund are declared daily, Saturdays, Sundays and holidays included, and are generally paid as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are paid at the end of the preceding month. You will begin accruing income dividends the day after your purchase is processed by the Fund or its agent. If shares are redeemed, you will receive all dividends accrued through the day your redemption is processed by the Fund or its agent. Capital gains, if any, are declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Flexible Income Fund declared a dividend in the amount of $0.25 per share. If Janus Flexible Income Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

 34 Janus Flexible Income Fund prospectus

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains distributions to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

                                       Janus Flexible Income Fund prospectus  35

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS
               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND
               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

 36 Janus Flexible Income Fund prospectus

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                       Janus Flexible Income Fund prospectus  37

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

 38 Janus Flexible Income Fund prospectus

JANUS FLEXIBLE INCOME FUND
---------------------------------------------------------------------------------------
                                                      Years ended October 31st
                                              2000     1999     1998     1997     1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD     $9.35    $9.91   $10.00    $9.65    $9.55

    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                     0.65     0.63     0.67     0.69     0.73
  3. Net gains or (losses) on securities
     (both realized and unrealized)          (0.35)   (0.45)     0.12     0.37     0.10
  4. Total from investment operations          0.30     0.18     0.79     1.06     0.83
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)  (0.66)(1) (0.63)  (0.67)   (0.69)   (0.73)
  6. Distributions (from capital gains)          --       --   (0.21)   (0.02)       --
  7. Distributions (in excess of capital
     gains)                                      --   (0.11)       --       --       --
  8. Total distributions                     (0.66)   (0.74)   (0.88)   (0.71)   (0.73)
  9. NET ASSET VALUE, END OF PERIOD           $8.99    $9.35    $9.91   $10.00    $9.65
 10. Total return                             3.31%    1.75%    8.14%   11.48%    9.01%
 11. Net assets, end of period (in
     millions)                               $1,080   $1,279   $1,104     $727     $604
 12. Average net assets for the period (in
     millions)                               $1,138   $1,266    $ 893     $656     $604
 13. Ratio of gross expenses to average net
     assets                                   0.81%    0.82%    0.84%    0.87%    0.88%
 14. Ratio of net expenses to average net
     assets                                   0.79%    0.81%    0.82%    0.86%    0.87%
 15. Ratio of net investment income to
     average net assets                       7.31%    6.54%    6.68%    7.10%    7.60%
 16. Portfolio turnover rate                   173%     119%     148%     207%     214%
------------------------------------------------------------------------------

(1) Dividends (from net investment income) includes return of capital, less than $0.01 per share.

                                       Janus Flexible Income Fund prospectus  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

 40 Janus Flexible Income Fund prospectus

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-

                                       Janus Flexible Income Fund prospectus  41
               through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

               MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn

 42 Janus Flexible Income Fund prospectus
               must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                       Janus Flexible Income Fund prospectus  43
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest

 44 Janus Flexible Income Fund prospectus
               the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreci-

                                       Janus Flexible Income Fund prospectus  45

               ates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

 46 Janus Flexible Income Fund prospectus

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                       Janus Flexible Income Fund prospectus  47

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

 48 Janus Flexible Income Fund prospectus

STANDARD & POOR'S

RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

                                       Janus Flexible Income Fund prospectus  49

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

 50 Janus Flexible Income Fund prospectus

               Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

               During the fiscal period ended October 31, 2000, the percentage of securities holdings for the Fund by rating category based upon a weighted monthly average was:

                JANUS FLEXIBLE INCOME FUND
                --------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                         25%
                 AA                                                           6%
                 A                                                           11%
                 BBB                                                         24%
                 BB                                                           7%
                 B                                                            8%
                 CCC                                                          1%
                 CC                                                           0%
                 C                                                            0%
                 Not Rated                                                    4%
                 Preferred Stock                                              2%
                 Cash and Options                                            12%
                 TOTAL                                                      100%
                --------------------------------------------------------------------------

                                       Janus Flexible Income Fund prospectus  51

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 52

                       This page intentionally left blank

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETFLEXINC

                                   [JANUS LOGO]

                               JANUS GROWTH AND
                               INCOME FUND

                                   PROSPECTUS

                                            FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus Growth and Income Fund.................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    6
                   General portfolio policies...................    8
                   Risks........................................   11
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   18
                   Minimum investments..........................   19
                   Types of account ownership...................   19
                   To open an account or buy shares.............   22
                   To exchange shares...........................   23
                   To sell shares...............................   23
                   Shareholder services and account policies....   29
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Distribution options.........................   37
                   Taxes........................................   37
                FINANCIAL HIGHLIGHTS.............. .............   39
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   40
                   Futures, options and other derivatives.......   43
                   Other investments, strategies and/or
                   techniques...................................   44


                                      Janus Growth and Income Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS GROWTH AND INCOME FUND

               Janus Growth and Income Fund (the "Fund") is designed for long-term investors who can tolerate the greater risks associated with common stock investments. Although the Fund may also emphasize some degree of income, it is not designed for investors who seek a consistent level of income.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?
--------------------------------------------------------------------------------

               JANUS GROWTH AND INCOME FUND seeks long-term capital growth and current income.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the Fund's portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign equity and debt securities.

               The Fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

               The Fund normally emphasizes investments in common stocks. It will normally invest up to 75% of its assets in equity securities

 2 Janus Growth and Income Fund prospectus
               selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               The biggest risk is that the Fund's returns may vary, and you could lose money. The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

               The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease, which means if you sell your shares in the Fund you may get back less money.

               The income component of the Fund's portfolio includes fixed-income securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      Janus Growth and Income Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS GROWTH AND INCOME FUND

               Annual returns for periods ended 12/31

               5.35%  6.70%  (4.87%)   36.35%   26.03%  34.66%   34.87%   51.18%  (11.41%)
               1992   1993     1994    1995     1996    1997     1998     1999     2000

               Best Quarter:  4th - 1999  29.20%  Worst Quarter:  4th - 2000  (11.62%)

                          Average annual total return for periods ended 12/31/00
                          ------------------------------------------------------

                                                                           Since Inception
                                                       1 year    5 years      (5/15/91)
                Janus Growth and Income Fund           (11.41%)  25.11%        20.72%
                S&P 500 Index*                          (9.10%)  18.33%        16.69%
                                                       -----------------------------------

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus Growth and Income Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

               This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements). All of the fees and expenses shown were determined based on net assets as of the fiscal year ended October 31, 2000.

                                             Management     Other        Total Annual Fund
                                               Fee(1)      Expenses     Operating Expenses
    Janus Growth and Income Fund               0.65%        0.24%              0.89%

   (1) "Management Fee" information has been restated to reflect a new fee schedule effective January 31, 2000.
--------------------------------------------------------------------------------

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year     3 Years    5 Years    10 Years
                                              ----------------------------------------
    Janus Growth and Income Fund               $91       $284       $493       $1,096

                                      Janus Growth and Income Fund prospectus  5

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               Janus Growth and Income Fund seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED?

               Consistent with its investment objective and policies, the Fund may invest a significant portion of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally takes a "bottom up" approach to selecting companies. This means that he seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

 6 Janus Growth and Income Fund prospectus

               The Fund may also emphasize some degree of income. The portfolio manager may also consider dividend-paying characteristics to a greater degree in selecting common stock.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

               Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Fund may invest and the Fund may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

               Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. Although the Fund does not emphasize companies of any particular size, a fund with a larger asset base is more likely to invest in larger, more established issuers.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF THE FUND'S PORTFOLIO?

               The Fund shifts assets between the growth and income components of its portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the Fund will place a greater emphasis on the growth component.

                                      Janus Growth and Income Fund prospectus  7

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF THE FUND'S
   PORTFOLIO?

               The growth component of the Fund's portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF THE FUND'S
   PORTFOLIO?

               The income component of the Fund will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Fund if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the

 8 Janus Growth and Income Fund prospectus

               Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in stocks or bonds.

               OTHER TYPES OF INVESTMENTS
               The Fund invests in domestic and foreign equity securities with a degree of emphasis on income. Such securities may include preferred stocks, common stocks, warrants and securities convertible into common or preferred stocks. To a lesser degree, the Fund may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These may include:

               - debt securities

               - indexed/structured securities

               - high-yield/high-risk bonds (less than 35% of the Fund's assets)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - short sales (no more than 8% of the Fund's assets may be invested in "naked" short sales)

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain

                                      Janus Growth and Income Fund prospectus  9
               restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of

 10 Janus Growth and Income Fund prospectus
               short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

RISKS

               Because the Fund may invest a significant portion of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Fund's share price may also decrease. The Fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues

                                     Janus Growth and Income Fund prospectus  11
               other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

 12 Janus Growth and Income Fund prospectus

2. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

               Please refer to the SAI for a description of bond rating categories.

3. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

4. THE FUND MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

               Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition

                                     Janus Growth and Income Fund prospectus  13
               from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

 14 Janus Growth and Income Fund prospectus

                       This page intentionally left blank

                                     Janus Growth and Income Fund prospectus  15

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                              JANUS GROWTH AND
                              INCOME FUND

                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Education IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 18 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  19

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 20 Shareholder's manual

               SECTION 403(b)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  21

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 22 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.
    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.
    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.
    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
---------------------------------------        ---------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.
---------------------------------------        ---------------------------------------
    Note: For more information, refer to
          the "Exchange Policies" sec-           Note: Also refer to the "Payment of
          tion of this manual.                         Redemption Proceeds" section of
                                                       this manual for more
                                                       information.

                                                        Shareholder's manual  23

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 24 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  25
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

 26 Shareholder's manual

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available on retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change, request for redemption checks to be sent to a new address require a signature guarantee.

               SHARES MAY BE SOLD AT ANY TIME ON JANUS.COM, BY TELEPHONE OR IN WRITING. IF THE SHARES BEING SOLD WERE PURCHASED BY CHECK OR ACH TRANSFER, THE FUND CAN DELAY THE PAYMENT OF YOUR SALE PROCEEDS FOR UP TO 15 DAYS FROM THE DAY OF PURCHASE TO ALLOW THE PURCHASE TO CLEAR. Unless you provide alternate instructions, your proceeds will be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

                                                        Shareholder's manual  27

               - the name(s) on the account

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

 28 Shareholder's manual

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee). The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open. The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

                                                        Shareholder's manual  29

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Janus Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

 30 Shareholder's manual

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested in your Fund account. If you wish to change your distribution option, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in

                                                        Shareholder's manual  31
               common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. The Fund distributes dividend information annually.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is known as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 32 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. Effective January 31, 2000, the Fund's management fee was changed to 0.65% of average daily net assets. This fee is lower than the Fund's previous management fee. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.65% of its average daily net assets.

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

                                     Janus Growth and Income Fund prospectus  33

PORTFOLIO MANAGER

DAVID J. CORKINS
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus Growth and Income Fund, which he has managed since August 1997. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and received his Master's degree in Administration from Columbia University in 1993.

 34 Janus Growth and Income Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                     Janus Growth and Income Fund prospectus  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions. Dividends for the Fund are normally declared and paid in March, June, September and December. Capital gains for the Fund are normally declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus Growth and Income Fund declared a dividend in the amount of $0.25 per share. If Janus Growth and Income Fund share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends

 36 Janus Growth and Income Fund prospectus
               paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

                                     Janus Growth and Income Fund prospectus  37

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions of the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

 38 Janus Growth and Income Fund prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years through October 31st of each fiscal year shown. Items 1 through 9 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

JANUS GROWTH AND INCOME FUND
-------------------------------------------------------------------------------------------
                                                        Years ended October 31st
                                              2000     1999      1998      1997      1996
  1. NET ASSET VALUE, BEGINNING OF PERIOD    $36.84    $26.45    $25.07    $20.05    $18.13
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                     0.18      0.26      0.08      0.01      0.16
  3. Net gains or (losses) on securities
     (both realized and unrealized)            5.84     12.27      3.72      6.98      4.01
  4. Total from investment operations          6.02     12.53      3.80      6.99      4.17
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)  (0.14)    (0.27)    (0.04)    (0.11)    (0.08)
  6. Dividends (in excess of net investment
     income)                                     --        --        --        --        --
  7. Distributions (from capital gains)      (1.84)    (1.87)    (2.38)    (1.86)    (2.17)
  8. Total distributions                     (1.98)    (2.14)    (2.42)    (1.97)    (2.25)
  9. NET ASSET VALUE, END OF PERIOD          $40.88    $36.84    $26.45    $25.07    $20.05
 10. Total return                            16.44%    49.59%    16.73%    37.78%    25.56%
 11. Net assets, end of period (in
     millions)                               $9,306    $5,837    $2,819    $1,889    $1,033
 12. Average net assets for the period (in
     millions)                               $8,594    $4,375    $2,479    $1,416      $773
 13. Ratio of gross expenses to average net
     assets                                   0.89%     0.92%     0.96%     0.98%     1.05%
 14. Ratio of net expenses to average net
     assets                                   0.88%     0.90%     0.94%     0.96%     1.03%
 15. Ratio of net investment income/(loss)
     to average net assets                    0.49%     0.37%     0.33%     0.30%     0.70%
 16. Portfolio turnover rate                    41%       43%       95%      127%      153%
-------------------------------------------------------------------------------------------

                                     Janus Growth and Income Fund prospectus  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by

 40 Janus Growth and Income Fund prospectus
               domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could

                                     Janus Growth and Income Fund prospectus  41
               require that the Fund recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate

 42 Janus Growth and Income Fund prospectus
               amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund

                                     Janus Growth and Income Fund prospectus  43
               bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               SHORT SALES in which the Fund may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Fund borrows and does not own. The Fund may enter into a short sale to hedge against anticipated declines in the

 44 Janus Growth and Income Fund prospectus
               market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. For naked short sales, the Fund will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                     Janus Growth and Income Fund prospectus  45

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETG&I

                                  [JANUS LOGO]

                                JANUS HIGH-YIELD
                                      FUND
                                   PROSPECTUS

                                                  FEBRUARY 16, 2001

             The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                  [JANUS LOGO]

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Janus High-Yield Fund........................    2
                   Fees and expenses............................    5
                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
                STRATEGIES AND RISKS
                   Investment objective and principal investment
                   strategies...................................    7
                   General portfolio policies...................    9
                   Risks........................................   12
                SHAREHOLDER'S MANUAL
                   Doing business with Janus....................   18
                   Minimum investments..........................   19
                   Types of account ownership...................   19
                   To open an account or buy shares.............   22
                   To exchange shares...........................   23
                   To sell shares...............................   23
                   Shareholder services and account policies....   30
                MANAGEMENT OF THE FUND
                   Investment adviser...........................   33
                   Management expenses..........................   33
                   Portfolio manager............................   34
                OTHER INFORMATION............... ...............   35
                DISTRIBUTIONS AND TAXES
                   Distributions................................   36
                   Distribution options.........................   37
                   Taxes........................................   38
                FINANCIAL HIGHLIGHTS.............. .............   40
                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...................   42
                   Futures, options and other derivatives.......   47
                   Other investments, strategies and/or
                   techniques...................................   48
                RATING CATEGORIES
                   Explanation of rating categories.............   50

                                             Janus High-Yield Fund prospectus  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS HIGH-YIELD FUND

               Janus High-Yield Fund (the "Fund") is designed for long-term investors.

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND?

--------------------------------------------------------------------------------

               JANUS HIGH-YIELD FUND seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective.

               The Fund's Trustees may change this objective without a shareholder vote and the Fund will notify you of any changes that are material. If there is a material change to the Fund's objective or policies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF THE FUND?

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, the Fund's assets may be in cash or similar investments.

               Within the parameters of its specific investment policies discussed below, the Fund may invest without limit in foreign debt and equity securities.

               The Fund normally invests at least 65% of its assets in high-yield/ high-risk bonds and convertible and preferred securities rated below investment grade. The Fund may at times invest all of its assets in such securities.

 2 Janus High-Yield Fund prospectus

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

               Although the Fund may be less volatile than funds that invest most of their assets in common stocks, the Fund's returns and yields will vary, and you could lose money.

               The Fund invests in a variety of income-producing securities. A fundamental risk of these securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Fund's net asset value (NAV) will likewise decrease. Another fundamental risk associated with the Fund is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. In addition, default risk, the risk that an issuer will not receive interest and principal when due, is a fundamental risk associated with the Fund.

               The Fund may invest an unlimited amount of its assets to some extent in high-yield/high-risk bonds, also known as "junk" bonds. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and NAV of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

               An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                             Janus High-Yield Fund prospectus  3

               The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index.

               JANUS HIGH-YIELD FUND

               Annual returns for periods ended 12/31


                                       23.99%   15.47%   0.97%    5.54%    2.50%
                                       1996     1997     1998     1999     2000

               Best Quarter: 1st - 1996 7.34%  Worst Quarter: 3rd - 1998 (5.76%)

                          Average annual total return for periods ended 12/31/00
                       ---------------------------------------------------------

                                                                                      Since Inception
                                                                   1 year   5 years     (12/29/95)
                Janus High-Yield Fund                               2.50%    9.34%         9.33%
                Lehman Brothers High-Yield Bond Index*             (5.86%)   4.28%         4.28%
                                                               ---------------------------------------

                * Lehman Brothers High-Yield Bond Index is composed of
                  fixed-rate, publicly issued, noninvestment grade debt.

               Call the Janus XpressLine(TM) at 1-888-979-7737 to obtain the Fund's yield.

               The Fund's past performance does not necessarily indicate how it will perform in the future.

 4 Janus High-Yield Fund prospectus

FEES AND EXPENSES

               SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund. However, if you sell shares of the Fund that you have held for 90 days or less you may pay a redemption fee.

               SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charges                         None
Redemption Fee on shares of the Fund
  held 90 days or less (as a % of
  amount redeemed)*                   1.00%

               * The redemption fee may be waived in certain circumstances, as described in the Shareholder's Manual.

               ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example on the next page shows, these costs are borne indirectly by all shareholders.

                                             Janus High-Yield Fund prospectus  5

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based upon gross expenses (without the effect of expense offset arrangements) for the fiscal year ended October 31, 2000.

                                                                       Janus
                                                                  High-Yield Fund
   Management Fee                                                       0.75%
   Other Expenses                                                       0.30%
   Total Annual Fund Operating Expenses Without Waivers*                1.05%
   Total Waivers                                                      (0.02)%
   Total Annual Fund Operating Expenses With Waivers*                   1.03%

--------------------------------------------------------------------------------
  * All expenses are stated both with and without contractual waivers by
    Janus Capital. Waivers for the Fund are first applied against the
    Management Fee and then against Other Expenses. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreements.
--------------------------------------------------------------------------------

  EXAMPLE:
  THE FOLLOWING EXAMPLE IS BASED ON FUND EXPENSES WITHOUT WAIVERS.
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             1 Year    3 Years    5 Years    10 Years
                                             ----------------------------------------
   Janus High-Yield Fund                      $107      $334       $579       $1,283

 6 Janus High-Yield Fund prospectus

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

               This section takes a closer look at the investment objective of the Fund, its principal investment strategies and certain risks of investing in the Fund. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

               Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

               In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager applies a "bottom up" approach in choosing investments. This means that the Fund's portfolio manager looks at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, much of the Fund's assets may be in cash or similar investments.

               Janus High-Yield Fund seeks to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. It pursues its objectives by normally investing 65% of its assets in high-yield/high-risk bonds and convertible and preferred securities rated below investment grade. The Fund may at times invest all of its assets in such securities.

The following questions and answers are designed to help you better understand the Fund's principal investment strategies.

1. HOW DO INTEREST RATES AFFECT THE VALUE OF MY INVESTMENT?

               Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to

                                             Janus High-Yield Fund prospectus  7
               interest rate changes than investment grade issues and may not always follow this pattern.

2. HOW DOES THE FUND MANAGE INTEREST RATE RISK?

               The portfolio manager may vary the average-weighted effective maturity of a portfolio to reflect his analysis of interest rate trends and other factors. The Fund's average-weighted effective maturity will tend to be shorter when the portfolio manager expects interest rates to rise and longer when the portfolio manager expects interest rates to fall. The Fund may also use futures, options and other derivatives to manage interest rate risk.

3. WHAT IS MEANT BY THE FUND'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

               The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds held by the Fund with each effective maturity "weighted" according to the percentage of net assets that it represents.

4. WHAT IS MEANT BY THE FUND'S "DURATION"?

               A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond fund is calculated by averaging the duration of bonds held by the Fund with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Fund's duration is usually shorter than its average maturity.

5. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

               A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB or

 8 Janus High-Yield Fund prospectus
               lower by Standard & Poor's or Ba or lower by Moody's) or an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

GENERAL PORTFOLIO POLICIES

               In investing its portfolio assets, the Fund will follow the general policies listed below. The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Fund exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

               CASH POSITION
               When the Fund's portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund's cash or similar investments may increase. In other words, the Fund does not always stay fully invested in bonds and other fixed income securities. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio manager has committed available assets to desirable investment opportunities. However, the portfolio manager may also temporarily increase the Fund's cash position to protect its assets or maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in bonds and other fixed-income securities.

               OTHER TYPES OF INVESTMENTS
               The Fund invests primarily in fixed-income securities, which may include corporate bonds and notes, government securities, preferred stock, high-yield/high-risk bonds and municipal obligations. The Fund may also invest to a lesser degree in other types of domestic and foreign securities. These securities (which are described in the Glossary) may include:

                                             Janus High-Yield Fund prospectus  9

               - common stocks

               - mortgage- and asset-backed securities (without limit)

               - zero coupon, pay-in-kind and step coupon securities (without limit)

               - options, futures, forwards, swaps and other types of
                 derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return

               - securities purchased on a when-issued, delayed delivery or forward commitment basis

               ILLIQUID INVESTMENTS
               The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

               FOREIGN SECURITIES
               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign equity and debt securities. The Fund may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

               SPECIAL SITUATIONS
               The Fund may invest in special situations. A special situation arises when, in the opinion of the Fund's portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's

 10 Janus High-Yield Fund prospectus
               allocation of its existing capital, a restructuring of assets, or a redirection of free capital flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

               PORTFOLIO TURNOVER
               The Fund generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Changes are made in the Fund's portfolio whenever the portfolio manager believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               The Fund has historically had relatively high portfolio turnover due to the nature of the securities in which it invests. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance.

                                            Janus High-Yield Fund prospectus  11

RISKS

               Because the Fund invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Fund's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

The following questions and answers are designed to help you better understand some of the risks of investing in the Fund.

1. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

               Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks associated with all fixed-income funds is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

2. HOW IS CREDIT QUALITY MEASURED?

               Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of rating categories.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

               High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as

 12 Janus High-Yield Fund prospectus

               Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

               Because the Fund may invest a significant portion of its portfolio in high-yield/high-risk bonds, investors should be willing to tolerate a corresponding increase in the risk of significant and sudden changes in NAV.

4. HOW DOES THE FUND TRY TO REDUCE RISK?

               The Fund may use futures, options, swaps and other derivative instruments to "hedge" or protect its portfolio from adverse movements in securities prices and interest rates. The Fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio manager believes the use of these instruments will benefit the Fund. However, the Fund's performance could be worse than if the Fund had not used such instruments if the portfolio manager's judgment proves incorrect.

5. HOW COULD THE FUND'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS
   PERFORMANCE?

               Within the parameters of its specific investment policies, the Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

               - CURRENCY RISK. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative

                                            Janus High-Yield Fund prospectus  13
                 to the U.S. dollar. When the Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

               - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

 14 Janus High-Yield Fund prospectus

                                            Janus High-Yield Fund prospectus  15

                       This page intentionally left blank

 16 Janus High-Yield Fund prospectus

--------------------------------------------------------------------------------

                                  [JANUS LOGO]

                                JANUS HIGH-YIELD
                                      FUND
                              SHAREHOLDER'S MANUAL

                                           This section will help you
                                           become familiar with the
                                           different types of accounts
                                           you can establish with Janus.
                                           It also explains in detail the
                                           wide array of services and
                                           features you can establish on
                                           your account, as well as
                                           account policies and fees that
                                           may apply to your account.
                                           Account policies (including
                                           fees), services and features
                                           may be modified or
                                           discontinued without
                                           shareholder approval or prior
                                           notice.

                                           [JANUS LOGO]

DOING BUSINESS WITH JANUS

ONLINE - WWW.JANUS.COM - 24 HOURS A DAY, 7 DAYS A WEEK

ON JANUS.COM* YOU CAN:

- Open individual, joint, UGMA/UTMA and Roth, Traditional and Education IRA accounts
- Review your account or complete portfolio
- Buy, sell and exchange Funds
- View your personalized performance
- Obtain Fund information and performance
- Access secure e-mail
- Update personal information
- Receive electronic daily, quarterly and year-end statements

OTHER WAYS TO DO BUSINESS WITH JANUS

JANUS REPRESENTATIVES
1-800-525-3713

JANUS XPRESSLINE(TM)
1-888-979-7737

TDD
For the speech and hearing impaired.
1-800-525-0056

MAILING ADDRESS
Janus
P.O. Box 173375
Denver, CO 80217-3375

FOR OVERNIGHT MAIL
Janus
3773 Cherry Creek Drive North, Suite 101
Denver, CO 80209-3821

* Certain account or transaction types may be restricted from being processed on janus.com. If you would like more information about these restrictions, please contact a Janus Representative.

 18 Shareholder's manual

MINIMUM INVESTMENTS*+

To open a new regular Fund account  $2,500
To open a new Education, Roth,
Traditional IRA or Simplified
Employee Pension Plan account or
UGMA/UTMA                           $  500
To add to any type of Fund account  $  100

               * These minimums apply to each individual Fund in which you invest. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain types of Fund accounts.

               + Due to the proportionately higher costs of maintaining small accounts, Janus reserves the right to deduct a $10 minimum balance fee (or the value of the account if less than $10) from Fund accounts with values below the minimums described above or to close such Fund accounts.

TYPES OF ACCOUNT OWNERSHIP

               INDIVIDUAL OR JOINT OWNERSHIP
               Individual accounts are owned by one person. Joint accounts have two or more owners.

               A GIFT OR TRANSFER TO MINOR (UGMA OR UTMA)
               An UGMA/UTMA is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA, you must include the minor's Social Security number on the application.

               TRUST
               An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

               BUSINESS ACCOUNTS
               Corporations and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of the partnership.

                                                        Shareholder's manual  19

TAX-DEFERRED ACCOUNTS

               If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. The types of tax-deferred accounts that may be opened with Janus are described below. Please refer to the Janus retirement guide for more complete information regarding the different types of IRAs, including the Education IRA. Distributions from these plans are generally subject to income tax and may be subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               TRADITIONAL AND ROTH IRAS
               Both types of IRAs allow most individuals with earned income to contribute up to the lesser of $2,000 ($4,000 for most married couples) or 100% of compensation annually.

               EDUCATION IRA
               This plan allows individuals, subject to certain income limitations, to contribute up to $500 annually on behalf of any child under the age of 18.

               SIMPLIFIED EMPLOYEE PENSION PLAN
               This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s). A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

               PROFIT SHARING OR MONEY PURCHASE PENSION PLAN
               These plans are open to corporations, partnerships and sole proprietors to benefit their employees and themselves.

 20 Shareholder's manual

               SECTION 403(B)(7) PLAN
               Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

               PLEASE REFER TO THE CHART ON THE FOLLOWING PAGES FOR INFORMATION ON OPENING AN ACCOUNT AND CONDUCTING BUSINESS WITH JANUS. WITH CERTAIN LIMITED EXCEPTIONS, THE FUND IS AVAILABLE ONLY TO U.S. CITIZENS OR RESIDENTS. WHEN YOU BUY, EXCHANGE, OR SELL SHARES, YOUR REQUEST WILL BE PROCESSED AT THE NEXT NAV CALCULATED AFTER YOUR ORDER IS RECEIVED AND ACCEPTED.

                                                        Shareholder's manual  21

 TO OPEN AN ACCOUNT OR BUY SHARES

 ONLINE AT WWW.JANUS.COM
 ------------------------------------------------------------------------------

 - You may open a new Fund account or buy shares in an existing Fund account online at janus.com. Janus will automatically debit your designated bank account and provide real-time confirmation of your purchase.

 BY TELEPHONE
 ------------------------------------------------------------------------------

 - For an existing account, you may use Janus XpressLine(TM) to buy shares 24 hours a day, or you may call a Janus Representative during normal business hours. Janus will automatically debit your designated bank account.

 BY WIRE
 ------------------------------------------------------------------------------

 - You may also buy shares by wiring money from your bank account to your Fund account. Wiring instructions can be found online at janus.com or by calling a Janus Representative.

 BY MAIL/IN WRITING
 ------------------------------------------------------------------------------

 - To open your Fund account, complete and sign the appropriate application and make your check payable to Janus.

 - To buy additional shares, complete the remittance slip accompanying your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to the address listed on the slip.

 BY AUTOMATIC INVESTMENT
 ------------------------------------------------------------------------------

 - To buy additional shares through the Automatic Monthly Investment Program, you select the day each month that your money ($100 minimum) will be electronically transferred from your bank account to your Fund account. If no date or dollar amount is specified on your application, investments of $100 will be made on the 20th of each month. Your first automatic monthly investment may take up to two weeks to establish.

 - You may buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck ($100 minimum) invested directly into your Fund account.

 22 Shareholder's manual

    TO EXCHANGE SHARES                           TO SELL SHARES
    ONLINE AT WWW.JANUS.COM                      ONLINE AT WWW.JANUS.COM
---------------------------------------        ---------------------------------------
    - Exchanges may be made online at            - Redemptions may be made online at
      janus.com.                                   janus.com.

    BY TELEPHONE                                 BY TELEPHONE
---------------------------------------        ---------------------------------------
    - All accounts are automatically             - All accounts are automatically
      eligible to exchange shares by               eligible to sell shares by tele-
      telephone. To exchange all or a              phone. To sell all or a portion of
      portion of your shares into any              your shares, call Janus
      other available Janus fund, call             XpressLine(TM) or a Janus
      Janus XpressLine(TM) or a Janus              Representative.
      Representative.

    BY MAIL/IN WRITING                           BY MAIL/IN WRITING
---------------------------------------        ---------------------------------------
    - To request an exchange in writing,         - To request a redemption in writ-
      please follow the instructions in            ing, please follow the instructions
      the "Written Instructions" section           in the "Written Instructions" sec-
      of this manual.                              tion of this manual.

    BY SYSTEMATIC EXCHANGE                       BY SYSTEMATIC REDEMPTION
    -------------------------------------        -------------------------------------
    - You determine the amount of money          - This option allows you to sell
      you would like automatically                 shares worth a specific dollar
      exchanged from one Fund account to           amount from your account on a
      another on any day of the month.             regular basis.
      You may establish this program for
      as little as $100 per exchange.

---------------------------------------        ---------------------------------------
    Note: For more information, refer to     Note: Also refer to the "Payment of
          the "Exchange Policies" sec-
          tion of this manual.                     Redemption Proceeds" section of
                                                   this manual for more information.

                                                        Shareholder's manual  23

PAYING FOR SHARES

               Please note the following when purchasing shares:

               - Cash, credit cards, third party checks, travelers cheques, credit card checks or money orders will not be accepted.

               - All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

               - We may make additional attempts to debit your predesignated bank account for ACH purchases that initially fail. You are liable for any costs associated with these additional attempts. We will price your purchase at the net asset value next determined after we receive good funds.

               - The Fund reserves the right to reject any specific purchase request.

               - If all or a portion of a purchase is received for investment without a specific fund designation, for investment in one of our closed funds, or for investment in a fund that is not yet available for public sale, the undesignated amount or entire investment, as applicable, will be invested in the Janus Money Market Fund-Investor Shares ("Money Market Fund"). For investments without a specific fund designation and for investments in closed funds, unless you later direct Janus to
                 (1) buy shares of another Janus fund or (2) sell shares of the Money Market Fund and return the proceeds (including any dividends earned) to you, Janus will treat your inaction as approval of the purchase of the Money Market Fund. If you hold shares of a closed fund and submit an order for a new account in that closed fund, the order must clearly indicate that you are currently a shareholder of the closed fund or your money will be invested in the Money Market Fund. If you submit an order to buy shares of a fund that is not yet available for investment (during a subscription period), your investment will be held in the Money Market Fund until the new fund's commencement of operations. At that time, your investment (including any dividends) will be automatically exchanged from the Money

 24 Shareholder's manual

                 Market Fund to the new fund. All orders for purchase, exchange, or sale will receive the NAV next calculated after your order is received and accepted by a Fund.

               - For Fund purchases by check, if your check does not clear for any reason, your purchase will be cancelled.

               - If your purchase is cancelled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the cancelled purchase.

EXCHANGE POLICIES

               Please note the following when exchanging shares:

               - An exchange represents the sale of shares from one Fund and the purchase of shares of another Fund, which may produce a taxable gain or loss in a non-retirement account.

               - New Fund accounts established by exchange must be opened with
                 $2,500 or the total account value if the value of the Fund account you are exchanging from is less than $2,500.

               - Education IRA, Roth, Traditional IRA or Simplified Employee
                 Pension Plan accounts and UGMA/UTMA accounts established by exchange must be opened with $500 or the total account value if the value of the Fund account you are exchanging from is less than $500.

               - Exchanges between existing Fund accounts must meet the $100 subsequent investment requirement.

               - For Systematic Exchanges, if the balance in the Fund account you are exchanging from falls below the Systematic Exchange amount, all remaining shares will be exchanged and the program will be discontinued.

               - You may make four exchanges out of the Fund during a calendar year (exclusive of Systematic Exchange). Exchanges in excess of this limit are considered excessive trading and may be subject to an exchange fee or may result in termination of the

                                                        Shareholder's manual  25
                 exchange privilege or the right to make future purchases of Fund shares.

               - The Fund reserves the right to reject any exchange request and to modify or terminate the exchange privilege at any time.

               - An exchange from the Fund of shares held 90 days or less may be subject to the Fund's 1.00% redemption fee. This fee is paid to the Fund rather than Janus Capital, and is designed to offset the brokerage commissions, market impact, and other costs associated with changes in the Fund's asset level and cash flow due to short-term trading. If you bought shares on different days, the shares you held the longest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee does not apply to any shares purchased through: (1) certain qualified plans; (2) certain broker wrap fee programs; and (3) reinvested distributions (dividends and capital gains). Janus Capital reserves the right to waive the redemption fee in other circumstances at its discretion.

               - Exchanges between Fund accounts will be accepted only if the registrations are identical.

               - If the shares you are exchanging are held in certificate form, you must return the certificate to Janus prior to making any exchanges. Shares are no longer available in certificate form.

EXCESSIVE TRADING

               - Excessive trading of Fund shares in response to short-term fluctuations in the market - also known as "market timing" - may make it very difficult to manage the Fund's investments. The Fund does not permit excessive trading or market timing. When market timing occurs, the Fund may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, which may harm the Fund's performance. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because the portfolio manager cannot predict how

 26 Shareholder's manual
                 much cash the Fund will have to invest. When in Janus Capital's opinion such activity would have a disruptive effect on portfolio management, the Fund reserves the right to refuse purchase orders and exchanges from or into the Fund by any person, group or commonly controlled account. If the Fund allows a market timer to trade Fund shares, it may in the future require the market timer to enter into a written agreement to follow certain procedures and limitations.

PAYMENT OF REDEMPTION PROCEEDS

               - BY ELECTRONIC TRANSFER - All accounts are automatically
                 eligible for the electronic redemption option if bank information is provided. Your redemption proceeds can be electronically transferred to your predesignated bank account on the next bank business day after receipt of your redemption request (wire transfer) or the second bank business day after receipt of your redemption request (ACH transfer - not available for retirement accounts).

                 Wire transfers will be charged an $8 fee per wire and your bank may charge an additional fee to receive the wire.

               - BY CHECK - Redemption proceeds will be sent to the
                 shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request. During the 10 days following an address change requests for redemption checks to be sent to a new address require a signature guarantee.

               As discussed under "Exchange Policies," the Fund will deduct a redemption fee of 1.00% from your redemption proceeds if you sell shares you have held 90 days or less. Your shares will be sold at the NAV next calculated after your order is received in proper form, minus the redemption fee, if applicable.

               Shares may be sold at any time on janus.com, by telephone or in writing. If the shares being sold were purchased by check or ACH transfer, the Fund can delay the payment of your sale proceeds for up to 15 days from the day of purchase to allow the purchase to clear. Unless you provide alternate instructions, your proceeds will

                                                        Shareholder's manual  27
               be invested in Janus Money Market Fund - Investor Shares during the 15 day hold period.

WRITTEN INSTRUCTIONS

               To sell or exchange all or part of your shares in writing, your request should be sent to one of the addresses listed under "Doing Business with Janus" and must include the following information:

               - the name of the Fund(s)

               - the account number(s)

               - the amount of money or number of shares being sold or exchanged

               - the name(s) on the account

               - the signature(s) of all registered account owners (see account application for signature requirements)

               - your daytime telephone number

SIGNATURE GUARANTEE

               A SIGNATURE GUARANTEE IS REQUIRED if any of the following is applicable:

               - You request a redemption by check that exceeds $100,000.

               - You would like a check made payable to anyone other than the shareholder(s) of record.

               - You would like a check mailed to an address which has been changed within 10 days of the redemption request.

               - You would like a check mailed to an address other than the address of record.

               THE FUND RESERVES THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE UNDER OTHER CIRCUMSTANCES OR TO REJECT OR DELAY A REDEMPTION ON CERTAIN LEGAL GROUNDS.

 28 Shareholder's manual

               HOW TO OBTAIN A SIGNATURE GUARANTEE

               A signature guarantee assures that a signature is genuine. The signature guarantee protects shareholders from unauthorized account transfers. The following financial institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange. Call your financial institution to see if they have the ability to guarantee a signature. A signature guarantee cannot be provided by a notary public.

               If you live outside the United States, a foreign bank properly authorized to do business in your country of residence or a U.S. consulate may be able to authenticate your signature.

PRICING OF FUND SHARES

               All purchases, sales and exchanges will be processed at the NAV next calculated after your request is received and accepted by the Fund (or the Fund's agent or authorized designee), minus any applicable redemption fee taken from your redemption proceeds for transactions in the Fund. The Fund's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). The NAV of Fund shares is not determined on days the NYSE is closed. In order to receive a day's price, your order must be received by the close of the regular trading session of the NYSE.

               The Fund's portfolio securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

                                                        Shareholder's manual  29

SHAREHOLDER SERVICES AND ACCOUNT POLICIES

               TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS

               You may buy or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (a "Processing Organization"). Processing Organizations may charge you a fee for this service and may require different minimum initial and subsequent investments than the Fund. Processing Organizations may also impose other charges or restrictions different from those applicable to shareholders who invest in the Fund directly. A Processing Organization, rather than its customers, may be the shareholder of record of your shares. The Fund is not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Janus Capital or its affiliates, and certain Processing Organizations may receive compensation from the Fund for shareholder recordkeeping and similar services.

               TAXPAYER IDENTIFICATION NUMBER

               On the application or other appropriate forms, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to the 31% backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends paid and redemption or exchange proceeds. In addition to the 31% backup withholding, you may be subject to a $50 fee to reimburse the Fund for any penalty that the IRS may impose.

               INVOLUNTARY REDEMPTIONS

               The Fund reserves the right to close an account if the shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Fund, such as market timing.

 30 Shareholder's manual

               ONLINE AND TELEPHONE TRANSACTIONS

               You may initiate many transactions online at janus.com or by calling a Janus Representative. All new accounts automatically receive online and telephone transaction privileges including redemption privileges. If you do not want to receive these privileges, please visit janus.com or call a Janus Representative. The Fund and its agents will not be responsible for any losses, costs or expenses resulting from unauthorized transactions when reasonable procedures designed to verify the identity of the online user or caller are followed.

               Occasionally, we experience high call volumes due to unusual market activity or other events that may make it difficult for you to reach a Janus Representative by telephone. If you are unable to reach a Representative by telephone, please consider visiting janus.com, calling the Janus XpressLine(TM) or sending written instructions.

               DISTRIBUTIONS

               Generally, all income dividends and capital gains will automatically be reinvested. If you wish to change your distribution, please visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of records.

               TEMPORARY SUSPENSION OF SERVICES

               The Fund or its agents may, in case of emergency, temporarily suspend telephone transactions and other shareholder services.

               ADDRESS CHANGES

               To change the address on your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Include the name of your Fund(s), the account number(s), the name(s) on the account and both the old and new addresses. Certain options may be suspended for 10 days following an address change unless a signature guarantee is provided.

                                                        Shareholder's manual  31

               REGISTRATION CHANGES

               To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. Please visit janus.com or call a Janus Representative for further instructions.

               BANK ACCOUNT CHANGES

               To change your bank account of record or add new bank account information to your account, visit janus.com, call a Janus Representative or send a written request signed by the shareholder(s) of record. Please note that you may change or add bank information online at janus.com or over the telephone for purchases only. We cannot accept changes or additions to bank account redemption options online at janus.com or over the telephone. If the added bank account is a joint tenant/tenants in common account, at least one name on the bank account must match one name on the Fund account.

               STATEMENTS AND REPORTS

               We will mail you quarterly confirmations of all transactions. Your quarterly statements are also available at janus.com. You may elect on janus.com to discontinue delivery of your paper statements. In addition, the Fund will send you an immediate transaction confirmation statement after every non-systematic transaction. Dividend information will be confirmed quarterly.

               The Fund produces financial reports, which include a list of the Fund's portfolio holdings, semiannually and updates its prospectus annually. Unless you instruct Janus otherwise by contacting a Janus Representative, the Fund will acknowledge this as your consent and will mail only one report or prospectus to your household, even if more than one person in your household has a Fund account. This process is know as "householding." Please visit janus.com or call a Janus Representative if you would like to receive additional reports or prospectuses. Individual copies will be sent within thirty (30) days after the Fund receives your instructions. The Fund reserves the right to charge a fee for additional account statement requests.

 32 Shareholder's manual

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER

               Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Fund and is responsible for the day-to-day management of its investment portfolio and other business affairs of the Fund.

               Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

               Janus Capital furnishes continuous advice and recommendations concerning the Fund's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Fund, and may be reimbursed by the Fund for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Trust and Janus Capital provides office space for the Fund and pays the salaries, fees and expenses of all Fund officers and those Trustees who are affiliated with Janus Capital. The Fund pays all of its expenses not assumed by Janus Capital, including auditing fees and independent Trustees' fees and expenses.

MANAGEMENT EXPENSES

               The Fund pays Janus Capital a management fee which is calculated daily and paid monthly. The Fund's advisory agreement spells out the management fee and other expenses that the Fund must pay. For the most recent fiscal year, the Fund paid Janus Capital a management fee of 0.75% (net of any fee waivers) based upon the Fund's average daily net assets. Janus Capital has agreed to waive a portion of its management fee for the Fund by the amount, if any, that the Fund's normal operating expenses in any fiscal year exceed 1.00% of the Fund's average daily net assets. Janus Capital has agreed to continue such waiver until at least the next annual renewal of the advisory agreement. You will be notified of any change in this limit.

                                            Janus High-Yield Fund prospectus  33

               The Fund incurs expenses not assumed by Janus Capital, including transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses.

PORTFOLIO MANAGER

SANDY R. RUFENACHT
--------------------------------------------------------------------------------
                   is Executive Vice President and Portfolio Manager of Janus High-Yield Fund and Janus Short-Term Bond Fund. He has managed Janus Short-Term Bond Fund since January 1996 and has served as a Portfolio Manager or a Co-Manager of Janus High-Yield Fund since June 1996. He served as Executive
                   Vice President and a Co-Manager of Janus Flexible Income
                   Fund from June 1996 to February 1998. Mr. Rufenacht holds a Bachelor of Arts degree in Business from the University of Northern Colorado.

 34 Janus High-Yield Fund prospectus

OTHER INFORMATION
--------------------------------------------------------------------------------

               SIZE OF THE FUND

               The Fund may discontinue sales of its shares if management and the Trustees believe that continued sales may adversely affect the Fund's ability to achieve its investment objective. If sales of the Fund are discontinued, it is expected that existing shareholders of the Fund would be permitted to continue to purchase shares and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

               DISTRIBUTION OF THE FUND

               The Fund is distributed by Janus Distributors, Inc., a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                            Janus High-Yield Fund prospectus  35

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

               To avoid taxation of the Fund, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

               Income dividends for the Fund are declared daily, Saturdays, Sundays and holidays included, and are generally paid as of the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are paid at the end of the preceding month. You will begin accruing income dividends the day after your purchase is processed by the Fund or its agent. If shares are redeemed, you will receive all dividends accrued through the day your redemption is processed by the Fund or its agent. Capital gains, if any, are declared and paid in December.

               HOW DISTRIBUTIONS AFFECT THE FUND'S NAV

               Distributions, other than daily income dividends, are paid to shareholders as of the record date of a distribution of the Fund, regardless of how long the shares have been held. Undistributed income and realized gains are included in the Fund's daily NAV. The share price of the Fund drops by the amount of the distribution, net of any subsequent market fluctuations. As an example, assume that on December 31, Janus High-Yield Fund declared a dividend in the amount of $0.25 per share. If Janus High-Yield Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.75, barring market fluctuations. Shareholders should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

 36 Janus High-Yield Fund prospectus

               "BUYING A DIVIDEND"

               If you purchase shares of the Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." In the above example, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.25 per share as a dividend and your shares would now be worth $9.75 per share. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

DISTRIBUTION OPTIONS

               When you open an account, it will automatically provide for reinvestment of all distributions. You may change your distribution option at any time by logging onto janus.com, by calling a Janus Representative or by writing the Fund at one of the addresses listed in the Shareholder's Manual section of this Prospectus. The Fund offers the following options:

               1. REINVESTMENT OPTION. You may reinvest your income dividends and capital gains distributions in additional shares.

               2. CASH OPTION. You may receive your income dividends and capital gains distributions in cash.

               3. REINVEST AND CASH OPTION. You may receive either your income dividends or capital gains distributions in cash and reinvest the other in additional shares.

               4. REDIRECT OPTION. You may direct your dividends or capital gains distributions to purchase shares of another Janus fund.

               The Fund reserves the right to reinvest into your account undeliverable and uncashed dividend and distribution checks that remain outstanding for six months in shares of the Fund at the NAV next computed after the check is cancelled. Subsequent distributions may also be reinvested.

                                            Janus High-Yield Fund prospectus  37

TAXES

               As with any investment, you should consider the tax consequences of investing in the Fund. Any time you sell or exchange shares of a fund in a taxable account, it is considered a taxable event. Depending on the purchase price and the sale price, you may have a gain or loss on the transaction. Any tax liabilities generated by your transactions are your responsibility.

               The following discussion does not apply to tax-deferred accounts, nor is it a complete analysis of the federal tax implications of investing in the Fund. You should consult your own tax adviser if you have any questions. Additionally, state or local taxes may apply to your investment, depending upon the laws of your state of residence.

               TAXES ON DISTRIBUTIONS

               Dividends and distributions for the Fund are subject to federal income tax, regardless of whether the distribution is made in cash or reinvested in additional shares of the Fund. Distributions may be taxable at different rates depending on the length of time the Fund holds a security. In certain states, a portion of the dividends and distributions (depending on the sources of the Fund's income) may be exempt from state and local taxes. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS.

               TAXATION OF THE FUND

               Dividends, interest, and some capital gains received by the Fund on foreign securities may be subject to tax withholding or other foreign taxes. The Fund may from year to year make the election permitted under section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Fund.

 38 Janus High-Yield Fund prospectus

               The Fund does not expect to pay federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. It is important that the Fund meet these requirements so that any earnings on your investment will not be taxed twice.

                                            Janus High-Yield Fund prospectus  39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

               The financial highlights table is intended to help you understand the Fund's financial performance through October 31st of each fiscal period shown. Items 1 through 8 reflect financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request and incorporated by reference into the SAI.

 40 Janus High-Yield Fund prospectus

                                   JANUS HIGH-YIELD FUND
-------------------------------------------------------------------------------------------
                                                        Periods ended October 31st
                                                 2000     1999     1998     1997    1996(1)
  1. NET ASSET VALUE, BEGINNING OF PERIOD       $10.03   $10.25   $11.83   $11.12   $10.00
    INCOME FROM INVESTMENT OPERATIONS:
  2. Net investment income                        0.86     0.89     0.90     0.97     0.80
  3. Net gains or (losses) on securities (both
     realized and unrealized)                   (0.19)   (0.22)   (1.02)     0.82     1.12
  4. Total from investment operations             0.67     0.67   (0.12)     1.79     1.92
    LESS DISTRIBUTIONS:
  5. Dividends (from net investment income)     (0.86)(2) (0.89)  (0.90)   (0.97)   (0.80)
  6. Distributions (from capital gains)             --       --   (0.56)   (0.11)       --
  7. Total distributions                        (0.86)   (0.89)   (1.46)   (1.08)   (0.80)
  8. NET ASSET VALUE, END OF PERIOD              $9.84   $10.03   $10.25   $11.83   $11.12
  9. Total return*                               6.72%    6.34%   (1.45%)  16.94%   19.71%
 10. Net assets, end of period (in millions)      $300     $264     $268     $301     $211
 11. Average net assets for the period (in
  millions)                                       $286     $297     $381     $266     $ 88
 12. Ratio of gross expenses to average net
  assets**                                       1.03%(3) 1.02%(3) 0.99%(3) 1.03%(3) 1.01%(3)
 13. Ratio of net expenses to average net
  assets**                                       1.00%    1.00%    0.96%    1.00%    1.00%
 14. Ratio of net investment income to average
  net assets**                                   8.43%    8.48%    7.85%    8.45%    9.00%
 15. Portfolio turnover rate**                    295%     310%     336%     404%     324%
-------------------------------------------------------------------------------------------

(1) Fiscal period from December 29, 1995 (inception) to October 31, 1996.
(2) Dividends (from net investment income) includes return of capital, less than $0.01 per share.
(3) The ratio was 1.05% in 2000, 1.05% in 1999, N/A in 1998, 1.04% in 1997 and
    1.18% in 1996 before waiver of certain fees incurred by the Fund.
  * Total return is not annualized for periods of less than one full year.
 ** Annualized for periods of less than one full year.

                                            Janus High-Yield Fund prospectus  41

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

               This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Fund may invest. The Fund may invest in these instruments to the extent permitted by its investment objective and policies. The Fund is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

               BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

               CERTIFICATES OF PARTICIPATION ("COPS") are certificates representing an interest in a pool of securities. Holders are entitled to a proportionate interest in the underlying securities. Municipal lease obligations are often sold in the form of COPs. See "Municipal lease obligations" below.

               COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Fund may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

               COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

 42 Janus High-Yield Fund prospectus

               CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

               DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

               DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

               FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, and preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

               HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

               INDUSTRIAL DEVELOPMENT BONDS are revenue bonds that are issued by a public authority but which may be backed only by the credit and security of a private issuer and may involve greater credit risk. See "Municipal securities" below.

               MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-

                                            Janus High-Yield Fund prospectus  43
               through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

               MUNICIPAL LEASE OBLIGATIONS are revenue bonds backed by leases or installment purchase contracts for property or equipment. Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payments on an annual basis, which may result in termination of the lease and possible default.

               MUNICIPAL SECURITIES are bonds or notes issued by a U.S. state or political subdivision. A municipal security may be a general obligation backed by the full faith and credit (i.e., the borrowing and taxing power) of a municipality or a revenue obligation paid out of the revenues of a designated project, facility or revenue source.

               PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Fund must pay if these investments are profitable, the Fund may make various elections permitted by the tax laws. These elections could require that the Fund recognize taxable income, which in turn

 44 Janus High-Yield Fund prospectus
               must be distributed, before the securities are sold and before cash is received to pay the distributions.

               PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

               PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

               RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

               STANDBY COMMITMENTS are obligations purchased by the Fund from a dealer that give the Fund the option to sell a security to the dealer at a specified price.

               STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

               STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and

                                            Janus High-Yield Fund prospectus  45
               receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

               VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

               ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest

 46 Janus High-Yield Fund prospectus
               the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

               FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Fund may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

               FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Fund may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

               INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e. their value may increase or decrease if the reference index or instrument appreci-

                                            Janus High-Yield Fund prospectus  47

               ates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

               INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

               INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

               OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Fund may purchase and write put and call options on securities, securities indices and foreign currencies.

III. OTHER INVESTMENTS, STRATEGIES AND TECHNIQUES

               REPURCHASE AGREEMENTS involve the purchase of a security by the Fund and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Fund at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

 48 Janus High-Yield Fund prospectus

               REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Fund to another party (generally a bank or dealer) in return for cash and an agreement by the Fund to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

               WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                            Janus High-Yield Fund prospectus  49

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

 50 Janus High-Yield Fund prospectus

STANDARD & POOR'S

RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

                                            Janus High-Yield Fund prospectus  51

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

 52 Janus High-Yield Fund prospectus

               Unrated securities will be treated as noninvestment grade securities unless the portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

SECURITIES HOLDINGS BY RATING CATEGORY

               During the fiscal period ended October 31, 2000, the percentage of securities holdings for the Fund by rating category based upon a weighted monthly average was:

                                          JANUS HIGH-YIELD FUND
                --------------------------------------------------------------------------
                    BONDS-S&P RATING:
                 AAA                                                         0%
                 AA                                                          2%
                 A                                                           6%
                 BBB                                                        15%
                 BB                                                          3%
                 B                                                          36%
                 CCC                                                         2%
                 CC                                                          0%
                 C                                                           0%
                 Not Rated                                                   9%
                 Preferred Stock                                             0%
                 Cash and Options                                           27%
                 TOTAL                                                     100%
                --------------------------------------------------------------------------

                                            Janus High-Yield Fund prospectus  53

                                  [JANUS LOGO]

                                        www.janus.com

                                        PO Box 173375
                                        Denver, CO 80217-3375
                                        1-800-525-3713

        You can request other information, including a Statement of Additional Information, Annual Report or Semiannual Report, free of charge, by contacting Janus at 1-800-525-3713. A downloadable file of the Annual Report or Semiannual Report may also be requested at janus.com. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. Other information is also available from financial intermediaries that sell shares of the Fund.

        The Statement of Additional Information provides detailed information about the Fund and is incorporated into this Prospectus by reference. You may review and copy information about the Fund (including the Fund's Statement of Additional Information) at the Public Reference Room of the SEC or get text only copies, after paying a duplicating fee, by sending an electronic request by e-mail to publicinfo@sec.gov or by writing to or calling the Public Reference Room, Washington, D.C. 20549-0102 (1-202-942-8090). You may also obtain reports and other information about the Fund from the Electronic Data Gathering Analysis and Retrieval (EDGAR) Database on the SEC's Web site at http://www.sec.gov.

                    Investment Company Act File No. 811-1879

RETHY